FINANCIAL RISK MANAGEMENT - Schedule of Financial Assets at Fair Value Through Other Comprehensive Income (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares) [Line Items]
Net carrying amount	£ 7,331	£ 4,562
Total financial assets at fair value through other comprehensive income	22,846	27,786
Level 3 financial assets carried at fair value	28,074	35,095
Financial assets available-for-sale, category | Excluding equity share
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares) [Line Items]
Fixed interest government bonds	11,196	14,599
Asset-backed debt instruments held	138	55
Corporate and other debt securities	11,511	13,131
Net carrying amount	22,845	27,785
Total financial assets at fair value through other comprehensive income	22,845	27,785
Investment grade | Financial assets available-for-sale, category | Excluding equity share
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares) [Line Items]
Fixed interest government bonds	11,196	14,599
Asset-backed debt instruments held	87	0
Corporate and other debt securities	11,470	13,087
Net carrying amount	22,753	27,686
Total financial assets at fair value through other comprehensive income	22,753	27,686
Other £m | Sub-investment grade
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares) [Line Items]
Net carrying amount	0	18
Level 3 financial assets carried at fair value	51	55
Other £m | Not rated
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares) [Line Items]
Net carrying amount	3	1
Level 3 financial assets carried at fair value	41	44
Other £m | Financial assets available-for-sale, category | Excluding equity share
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares) [Line Items]
Fixed interest government bonds	0	0
Asset-backed debt instruments held	51	55
Corporate and other debt securities	41	44
Net carrying amount	92	99
Total financial assets at fair value through other comprehensive income	£ 92	£ 99